ProShares S and P Technology Dividend Aristocrats ETF N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Apr. 07, 2026